SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Non-current assets	€ 606	€ 1,244
Current assets	104,669	17,304
Trade receivables and other current assets	3,318	936
Current financial assets	3,899	4,757
Cash and cash equivalents	94,900	2,600
Total Assets	105,275	18,548
EQUITY	68,154	(39,925)	€ (31,333)	€ (19,350)
NON-CURRENT LIABILITIES	5,513	21,441
CURRENT LIABILITIES	31,608	37,032
Trade payables and other current liabilities	3,729
Total EQUITY AND LIABILITIES	105,275	18,548
Spain [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	73	213
Current assets	23,831	21,734
Trade receivables and other current assets	13,353	13,605
Current financial assets	7,022	3,020
Cash and cash equivalents	3,456	5,109
Total Assets	23,904	21,947
EQUITY	14,259	(15,232)
NON-CURRENT LIABILITIES		21,191
CURRENT LIABILITIES	9,645	15,988
Lease obligations		9
Provisions
Borrowings	1,776	7,391
Trade payables and other current liabilities	7,869	8,588
Total EQUITY AND LIABILITIES	23,904	21,947
Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	29	3
Current assets	5,392	5,047
Trade receivables and other current assets	1,734
Current financial assets	1,084	1,025
Cash and cash equivalents	2,574	4,022
Total Assets	5,421	5,050
EQUITY	(15,494)	(5,462)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	20,915	10,512
Lease obligations
Provisions
Borrowings	1,209
Trade payables and other current liabilities	19,706	10,512
Total EQUITY AND LIABILITIES	5,421	5,050
Colombia [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	9	6
Current assets	3,715	1,186
Trade receivables and other current assets	1,337
Current financial assets	798	408
Cash and cash equivalents	1,580	778
Total Assets	3,724	1,192
EQUITY	(3,990)	(1,001)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	7,714	2,193
Lease obligations
Provisions
Borrowings	2,077
Trade payables and other current liabilities	5,637	2,193
Total EQUITY AND LIABILITIES	3,724	1,192
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	107	197
Current assets	1,919	651
Trade receivables and other current assets	559	486
Current financial assets	329	129
Cash and cash equivalents	1,031	36
Total Assets	2,026	848
EQUITY	(799)	(1,164)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	2,825	2,012
Lease obligations
Provisions
Borrowings	577	1,238
Trade payables and other current liabilities	2,248	774
Total EQUITY AND LIABILITIES	2,026	848
Supporting [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	97,854	9,159
Current assets	161,851	14,891
Trade receivables and other current assets	37,720	12,885
Current financial assets	37,833	1,050
Cash and cash equivalents	86,298	956
Total Assets	259,705	24,050
EQUITY	172,734	(16,823)
NON-CURRENT LIABILITIES	5,513	250
CURRENT LIABILITIES	81,458	40,623
Lease obligations
Provisions		15
Borrowings	62,647	31,286
Trade payables and other current liabilities	18,811	9,322
Total EQUITY AND LIABILITIES	259,705	24,050
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	(97,466)	(8,334)
Current assets	(92,039)	(26,205)
Trade receivables and other current assets	(48,841)	(25,330)
Current financial assets	(43,167)	(875)
Cash and cash equivalents	(31)
Total Assets	(189,505)	(34,539)
EQUITY	(98,556)	(243)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	(90,949)	(34,296)
Lease obligations
Provisions
Borrowings	(65,302)	(22,138)
Trade payables and other current liabilities	(25,647)	(12,158)
Total EQUITY AND LIABILITIES	(189,505)	(34,539)
Total Group [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	606	1,244
Current assets	104,669	17,304
Trade receivables and other current assets	5,862	1,646
Current financial assets	3,899	4,757
Cash and cash equivalents	94,908	10,901
Total Assets	105,275	18,548
EQUITY	68,154	(39,925)
NON-CURRENT LIABILITIES	5,513	21,441
CURRENT LIABILITIES	31,608	37,032
Lease obligations		9
Provisions		15
Borrowings	2,984	17,777
Trade payables and other current liabilities	28,624	19,231
Total EQUITY AND LIABILITIES	€ 105,275	€ 18,548